Cover	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	To provide disclosures required under Items 1.01, 2.01 and 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of the Acquisition and to reflect the adjusted valuation of the shares of the Company’s common stock, $0.01 par value per share (the “Common Stock”) issued in consideration of the Acquisition
Document Period End Date	Aug. 29, 2024
Entity File Number	333-257331
Entity Registrant Name	COJAX OIL AND GAS CORPORATION
Entity Central Index Key	0001763925
Entity Tax Identification Number	46-1892622
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	4830 Line Ave.
Entity Address, Address Line Two	#152
Entity Address, City or Town	Shreveport
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71106
City Area Code	703-
Local Phone Number	479-8538
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false